July 17, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:                  Nationwide Life Insurance Company
Registration of Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account II

Ladies and Gentlemen:

On behalf of Nationwide Life insurance Company (“Nationwide”) and its Nationwide Variable Account II (the “Variable Account”), we are fling an original registration statement on Form N-4 for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the registration statement as Exhibit 99.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.  Financial statements and exhibits not filed herein will be filed by subsequent amendment.

The provisions of this registration statement have been previously reviewed by SEC staff and the registration statement is substantially similar to the Form N-4 registration statement for Deferred Variable Annuity Contracts issued by Nationwide through the Variable Account II (1933 Act No. 333-151990, as amended May 1, 2009 to incorporate Staff comments received from other Nationwide variable annuity filings during the prior year). The red-lining in this registration statement reflects differences from that filing.  Based on these similarities, Nationwide respectfully requests selective review of the registration statement.

Additionally, Nationwide acknowledges all of the following:

•	that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the registration statement;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 677-5456 if you have any questions regarding this filing.

Sincerely,

/s/CATHERINE L. VENARD
Catherine L. Venard
Assistant General Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny